Expense Example - FidelitySeriesGrowthCompanyFund-PRO - FidelitySeriesGrowthCompanyFund-PRO - Fidelity Series Growth Company Fund - Fidelity Series Growth Company Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none